Condensed Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
REVENUE
Total revenue	$ 63,320	$ 50,976	$ 41,565	$ 54,811	$ 48,168					$ 195,520	$ 81,573	$ 67,607
EXPENSES
Salaries and benefits	22,700				26,517					79,205	61,223	52,436
Depreciation and amortization	4,527				1,040					9,342	2,527	1,174
General and administrative	7,982				6,295					34,796	17,363	16,454
Impairment	0				1,919					1,919	1,072	0
Other	1,339				846					3,250	2,153	0
Total expenses	60,778	46,145	53,069	43,941	53,204	$ 37,130	$ 21,595	$ 18,221	$ 15,149	196,359	92,095	70,064
OPERATING INCOME (LOSS)	2,542	4,831	(11,504)	10,870	(5,036)	(7,464)	(2,340)	1,418	(2,136)	(839)	(10,522)	(2,457)
Equity in earnings (loss) of unconsolidated entities	(275)				0
Interest expense	(297)				(143)					(959)	(83)	0
Amortization of loan costs	(69)				(23)					(241)	(39)	0
Interest income	20				112					329	244	73
Other income (expense)	(53)				(39)					(834)	(73)	(162)
INCOME (LOSS) BEFORE INCOME TAXES	1,868				(5,129)					(2,544)	(10,471)	(11,623)
Income tax (expense) benefit	(1,300)				(706)					10,364	(9,723)	(780)
NET INCOME (LOSS)	568	2,717	2,006	8,932	(5,835)	(7,982)	(2,258)	(7,231)	(2,723)	7,820	(20,194)	(12,403)
(Income) loss from consolidated entities attributable to noncontrolling interests	163				173					924	358	8,860
Net (income) loss attributable to redeemable noncontrolling interests	(21)				(61)					1,438	1,484	1,147
NET INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	710	3,558	3,387	8,960	(5,723)	(7,402)	(1,856)	(6,709)	(2,385)	10,182	(18,352)	(2,396)
Preferred dividends	(2,791)				0					(4,466)	0	0
Amortization of preferred stock discount	(491)				0					(730)	0	0
NET INCOME (LOSS) ATTRIBUTABLE TO COMMON STOCKHOLDERS	$ (2,572)	$ 340	$ 1,409	$ 8,960	$ (5,723)	$ (7,402)	$ (1,856)	$ (6,709)	$ (2,385)	$ 4,986	$ (18,352)	$ (2,396)
Basic:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.06)	$ 0.14	$ 0.67	$ 4.26	$ (2.73)	$ (3.58)	$ (0.92)	$ (3.32)	$ (1.18)	$ 2.29	$ (9.04)	$ (1.19)
Weighted average common shares outstanding – basic (in shares)	2,419	2,381	2,109	2,095	2,094	2,069	2,022	2,019	2,015	2,170	2,031	2,012
Diluted:
Net income (loss) attributable to common stockholders (in dollars per share)	$ (1.13)	$ (1.96)	$ 0.18	$ 0.93	$ (2.84)	$ (3.72)	$ (1.05)	$ (3.85)	$ (1.34)	$ (2.11)	$ (9.59)	$ (2.56)
Weighted average common shares outstanding – diluted (in shares)	2,449	2,652	2,337	2,487	2,115	2,118	2,054	2,265	2,046	2,332	2,067	2,209
Total advisory services revenue
REVENUE
Total revenue	$ 19,187				$ 22,532					$ 89,476	$ 65,982	$ 67,228
Audio visual
REVENUE
Total revenue	30,975				23,310					81,186	9,186	0
EXPENSES
Cost of revenues	21,439				16,587					64,555	7,757	0
Project management
REVENUE
Total revenue	7,790				0					10,634	0	0
EXPENSES
Cost of revenues	2,791				0					3,292	0	0
Other
REVENUE
Total revenue	5,368				2,326					14,224	6,405	379
J&S
REVENUE
Total revenue	30,975				23,310					81,186	9,186
J&S | Audio visual
REVENUE
Total revenue	30,975				23,310					81,186	9,186	0
Premier | Project management
REVENUE
Total revenue	$ 7,790				$ 0					$ 10,634	$ 0	$ 0